Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
Schedule of Balance Sheet Date of the Financial Statements

As of the balance sheet date of the financial statements, the details of the Company’s subsidiaries were as follows.

Name	Date of Incorporation	Percentage of effective ownership	Principal Activities
Big Tree Cloud International Group Limited (“DSY”)	April 21, 2021	100%	Investment holding
Bright Connected Limited (“DSY BVI”)	April 1, 2021	100%	Investment holding
HongKong Ploutos International Holdings Limited (“DSY HK”)	July 14, 2023	100%	Investment holding
Guangdong Dashuyun Investment Holding Group Co., Ltd. (“DSY Guangdong”)	June 16, 2020	95.92%	Investment holding
Shenzhen Nafutong New Technology Co., Ltd. (formerly known as Shenzhen Dashuyun Import and Export Trading Co., Ltd.) (“DSY Shenzhen”)	July 02, 2020	100%	Sale of personal care products, AI technology services
Shenzhen Surprise Cloud Trading Co., Ltd. (“Jingxiyun Shenzhen”)	December 20, 2021	100%	Sale of personal care products
Shenzhen Ronghui Cloud Investment Co., Ltd.	April 30, 2026	100%	AI technology services